RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2022 and March 31, 2021, the Fund entered into several transactions with various former and current affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership,  Boston Capital Asset Management Limited Partnership, and BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership) as follows:

The Fund originally incurred an annual fund management fee to Boston Capital Asset Management Limited Partnership, a former affiliate of the general partner.  As part of the sale disclosed in Note A, the fund management fee is now payable to BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership), an affiliate of the general partner as of December 15, 2020, in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the operating limited partnerships, less the amount of certain asset management and reporting fees paid by the operating limited partnerships.  The fund management fees earned and the reporting fees paid by the operating limited partners for the years ended March 2022 and 2021 are as follows:

		2022
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management
	Management Fee	and Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	3,665	—	3,665
Series 27	—	—	—
Series 28	—	—	—
Series 29	8,662	7,319	1,343
Series 30	—	—	—
Series 31	—	—	—
Series 32	4,091	—	4,091
Series 33	4,334	—	4,334
Series 34	18,492	3,000	15,492
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	65,731	8,663	57,068
Series 42	13,500	5,752	7,748
Series 43	—	—	—
Series 44	40,668	5,257	35,411
Series 45	77,512	22,502	55,010
Series 46	166,959	17,898	149,061
	$403,614	$70,391	$333,223

NOTE B - RELATED PARTY TRANSACTIONS (Continued)

		2021
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management and	Management
	Management Fee	Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	15,044	—	15,044
Series 27	—	—	—
Series 28	—	—	—
Series 29	21,752	—	21,752
Series 30	—	—	—
Series 31	—	—	—
Series 32	50,243	13,516	36,727
Series 33	34,323	13,516	20,807
Series 34	24,102	4,200	19,902
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	107,516	18,082	89,434
Series 42	55,995	3,129	52,866
Series 43	45,534	13,296	32,238
Series 44	121,260	30,907	90,353
Series 45	135,226	37,353	97,873
Series 46	185,830	14,678	171,152
	$796,825	$148,677	$648,148

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2022 and 2021, total fund management fees accrued were $8,781,884 and $12,664,070, respectively.

An affiliate of the general partner has forgiven asset management fees payable as a result of the sales of all operating limited partnerships in one of the series.  Total forgiveness of debt for the years ended March 31, 2022 and 2021 was $1,249,375 and $0, respectively.  Because the transaction involved an affiliate of the general partner, the transaction is accounted for as an equity transaction instead of income to the Fund.

NOTE B - RELATED PARTY TRANSACTIONS (Continued)

The fund management fees paid for the years ended March 31, 2022 and 2021, are as follows:

	2022	2021
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	5,864	12,845
Series 27	—	—
Series 28	—	—
Series 29	27,499	—
Series 30	—	—
Series 31	—	—
Series 32	8,938	128,907
Series 33	9,326	29,331
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	1,507,201	64,500
Series 42	50,236	19,259
Series 43	—	45,534
Series 44	411,888	84,442
Series 45	683,677	742,389
Series 46	331,796	113,326
	$3,036,425	$1,240,533

NOTE B - RELATED PARTY TRANSACTIONS (Continued)

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2022 and 2021, charged to each series’ operations are as follows:

	2022	2021
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	14,497
Series 27	—	—
Series 28	—	—
Series 29	—	13,951
Series 30	—	—
Series 31	—	—
Series 32	—	14,483
Series 33	—	13,213
Series 34	—	13,771
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	13,573
Series 42	—	13,362
Series 43	—	14,008
Series 44	—	13,363
Series 45	—	14,296
Series 46	—	13,508
	$—	$152,025